Derivative Financial Assets - Disclosure of Open Position at the Reporting Date (Details) oz in Thousands, R / kg in Thousands, $ in Millions	Jun. 30, 2018 USD ($) R / $ R / kg $ / oz oz $ / R
Rand gold hedging contracts | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	300
Price of hedging instrument | R / kg	639
Rand gold hedging contracts | Cash flow hedges | FY19 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	54
Price of hedging instrument | R / kg	697
Rand gold hedging contracts | Cash flow hedges | FY19 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	51
Price of hedging instrument | R / kg	621
Rand gold hedging contracts | Cash flow hedges | FY19 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	53
Price of hedging instrument | R / kg	630
Rand gold hedging contracts | Cash flow hedges | FY19 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	41
Price of hedging instrument | R / kg	614
Rand gold hedging contracts | Cash flow hedges | FY20 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	43
Price of hedging instrument | R / kg	622
Rand gold hedging contracts | Cash flow hedges | FY20 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	34
Price of hedging instrument | R / kg	643
Rand gold hedging contracts | Cash flow hedges | FY20 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	15
Price of hedging instrument | R / kg	631
Rand gold hedging contracts | Cash flow hedges | FY20 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	9
Price of hedging instrument | R / kg	655
Zero cost collars
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 252
Zero cost collars | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	13.69
Zero cost collars | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	14.54
Zero cost collars | FY19 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 94
Zero cost collars | FY19 Q1 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	14.09
Zero cost collars | FY19 Q1 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	15.09
Zero cost collars | FY19 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 53
Zero cost collars | FY19 Q2 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	14.14
Zero cost collars | FY19 Q2 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	15.08
Zero cost collars | FY19 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 45
Zero cost collars | FY19 Q3 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	13.14
Zero cost collars | FY19 Q3 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	13.80
Zero cost collars | FY19 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 60
Zero cost collars | FY19 Q4 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	13.09
Zero cost collars | FY19 Q4 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	13.77
Zero cost collars | FY20 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Zero cost collars | FY20 Q1 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0.00
Zero cost collars | FY20 Q1 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0.00
Zero cost collars | FY20 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Zero cost collars | FY20 Q2 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0.00
Zero cost collars | FY20 Q2 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0.00
Zero cost collars | FY20 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Zero cost collars | FY20 Q3 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0.00
Zero cost collars | FY20 Q3 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0.00
Zero cost collars | FY20 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Zero cost collars | FY20 Q4 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0.00
Zero cost collars | FY20 Q4 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0.00
Forward contracts
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 273
Price of derivative instrument at fair value through profit and loss | $ / R	13.95
Forward contracts | FY19 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 8
Price of derivative instrument at fair value through profit and loss | $ / R	13.55
Forward contracts | FY19 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 59
Price of derivative instrument at fair value through profit and loss | $ / R	13.50
Forward contracts | FY19 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 69
Price of derivative instrument at fair value through profit and loss | $ / R	13.63
Forward contracts | FY19 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 65
Price of derivative instrument at fair value through profit and loss | $ / R	13.76
Forward contracts | FY20 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 18
Price of derivative instrument at fair value through profit and loss | $ / R	14.59
Forward contracts | FY20 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 18
Price of derivative instrument at fair value through profit and loss | $ / R	14.76
Forward contracts | FY20 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 18
Price of derivative instrument at fair value through profit and loss | $ / R	14.94
Forward contracts | FY20 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 18
Price of derivative instrument at fair value through profit and loss | $ / R	15.12
US gold derivative contracts
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	96
Price of derivative instrument at fair value through profit and loss | $ / oz	1,318
US gold derivative contracts | FY19 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	24
Price of derivative instrument at fair value through profit and loss | $ / oz	1,288
US gold derivative contracts | FY19 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	24
Price of derivative instrument at fair value through profit and loss | $ / oz	1,291
US gold derivative contracts | FY19 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	20
Price of derivative instrument at fair value through profit and loss | $ / oz	1,335
US gold derivative contracts | FY19 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	18
Price of derivative instrument at fair value through profit and loss | $ / oz	1,338
US gold derivative contracts | FY20 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	6
Price of derivative instrument at fair value through profit and loss | $ / oz	1,370
US gold derivative contracts | FY20 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	4
Price of derivative instrument at fair value through profit and loss | $ / oz	1,400
US gold derivative contracts | FY20 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	0
Price of derivative instrument at fair value through profit and loss | $ / oz	0
US gold derivative contracts | FY20 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	0
Price of derivative instrument at fair value through profit and loss | $ / oz	0
Gold derivative contracts
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	396
Gold derivative contracts | FY19 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	78
Gold derivative contracts | FY19 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	75
Gold derivative contracts | FY19 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	73
Gold derivative contracts | FY19 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	59
Gold derivative contracts | FY20 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	49
Gold derivative contracts | FY20 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	38
Gold derivative contracts | FY20 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	15
Gold derivative contracts | FY20 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	9
US silver derivative contracts
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	750
US silver derivative contracts | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	17.19
US silver derivative contracts | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	18.19
US silver derivative contracts | FY19 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	240
US silver derivative contracts | FY19 Q1 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	17.10
US silver derivative contracts | FY19 Q1 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	18.10
US silver derivative contracts | FY19 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	240
US silver derivative contracts | FY19 Q2 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	17.10
US silver derivative contracts | FY19 Q2 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	18.10
US silver derivative contracts | FY19 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	90
US silver derivative contracts | FY19 Q3 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	17.30
US silver derivative contracts | FY19 Q3 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	18.30
US silver derivative contracts | FY19 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	90
US silver derivative contracts | FY19 Q4 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	17.30
US silver derivative contracts | FY19 Q4 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	18.30
US silver derivative contracts | FY20 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	90
US silver derivative contracts | FY20 Q1 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	17.40
US silver derivative contracts | FY20 Q1 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	18.40
US silver derivative contracts | FY20 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	0
US silver derivative contracts | FY20 Q2 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0.00
US silver derivative contracts | FY20 Q2 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0.00
US silver derivative contracts | FY20 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	0
US silver derivative contracts | FY20 Q3 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0.00
US silver derivative contracts | FY20 Q3 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0.00
US silver derivative contracts | FY20 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, nonmonetary notional amount (oz)	0
US silver derivative contracts | FY20 Q4 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0.00
US silver derivative contracts | FY20 Q4 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0.00